Concentration of Risk (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration [Member]
Concentration of Risk [Line Items]
Revenue	RM 120,697,610	RM 90,344,588	RM 148,053,973
Vendor Concentration [Member] | One Vendor [Member]
Concentration of Risk [Line Items]
Cost of sales	RM 84,102,118	RM 106,719,511
Vendor Concentration [Member] | Two Vendor [Member]
Concentration of Risk [Line Items]
Cost of sales			RM 130,201,026